Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	35
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$115,026,620.71	0.9865062	$103,099,707.61	0.8842170	$11,926,913.10
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$181,206,620.71	0.1967969	$169,279,707.61	0.1838438	$11,926,913.10

Weighted Avg. Coupon (WAC)	4.62%		4.63%
Weighted Avg. Remaining Maturity (WARM)	28.20		27.29
Pool Receivables Balance	$221,407,595.59		$208,992,358.80
Remaining Number of Receivables	27,651		27,064

Adjusted Pool Balance	$214,766,830.58		$202,839,917.48

III. COLLECTIONS

Principal:
Principal Collections	$12,124,754.92
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$231,859.93
Total Principal Collections	$12,356,614.85

Interest:
Interest Collections	$859,622.75
Late Fees & Other Charges	$26,311.44
Interest on Repurchase Principal	$-
Total Interest Collections	$885,934.19

Collection Account Interest	$294.55
Reserve Account Interest	$128.51
Servicer Advances	$-

Total Collections	$13,242,972.10

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	35
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$13,242,972.10
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$17,969,762.22
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$184,506.33		$184,506.33	$184,506.33
Collection Account Interest					$294.55
Late Fees & Other Charges					$26,311.44
Total due to Servicer					$211,112.32

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$170,622.82		$170,622.82

Total Class A interest:		$170,622.82		$170,622.82	$170,622.82

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$12,711,384.04

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$11,926,913.10
		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$11,926,913.10
Class A Notes Total:		$11,926,913.10		$11,926,913.10
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$11,926,913.10

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					784,470.94

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,640,765.01
Beginning Period Amount	$6,640,765.01
Current Period Amortization	$488,323.69
Ending Period Required Amount	$6,152,441.32
Ending Period Amount	$6,152,441.32
Next Distribution Date Amount	$5,683,216.42

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	35
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		15.63%	16.55%	16.55%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.24%	26,588	97.56%	$203,887,356.87
30 - 60 Days	1.40%	380	1.96%	$4,094,844.62
61 - 90 Days	0.30%	80	0.40%	$830,392.65
91 + Days	0.06%	16	0.09%	$179,764.66
		27,064		$208,992,358.80
Total
Delinquent Receivables 61 + days past due	0.35%	96	0.48%	$1,010,157.31
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.32%	89	0.43%	$946,400.99
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.25%	70	0.34%	$802,878.39
Three-Month Average Delinquency Ratio	0.31%		0.42%

Repossession in Current Period		14		$157,481.71
Repossession Inventory		27		$115,367.08

Charge-Offs
Gross Principal of Charge-Off for Current Period				$290,481.87
Recoveries				$(231,859.93)
Net Charge-offs for Current Period				$58,621.94

Beginning Pool Balance for Current Period				$221,407,595.59

Net Loss Ratio				0.32%
Net Loss Ratio for 1st Preceding Collection Period				0.25%
Net Loss Ratio for 2nd Preceding Collection Period				0.29%
Three-Month Average Net Loss Ratio for Current Period				0.28%

Cumulative Net Losses for All Periods				$5,965,435.31
Cumulative Net Losses as a % of Initial Pool Balance				0.61%

Principal Balance of Extensions				$1,212,994.45
Number of Extensions				107

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